Note 10 - Convertible Preferred Stock	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Preferred Stock [Text Block]

10.       Convertible Preferred Stock

As part of the Merger Agreement, all shares of the Series A convertible preferred stock and Series B convertible preferred stock converted to common stock, pursuant to the conversion rights.

The holders of preferred stock had various rights and preferences as follows:

Dividends

The preferred stockholders were entitled to receive, when and as declared by the Board of Directors, out of funds legally available, cash dividends in the amount of $0.0488 and $0.004, respectively, per share, per year for each share of Series A and Series B outstanding in preference and priority to any declaration or payment of any distribution on common stock in such calendar year. These dividends are noncumulative. No distributions could be made to common stock unless all declared dividends on preferred stock have been paid or set aside for payment. No dividends have been declared to date.

Liquidation

Upon liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the Series A and Series B were entitled to receive an amount per share equal to the original issuance price for the preferred stock (as adjusted for any stock dividends, stock splits or recapitalization and similar events), plus all declared and unpaid dividends thereon to the date fixed for such distribution. If upon the liquidation event, there were insufficient funds to permit the payment to stockholders of the full preferential amounts, then the entire assets and funds of the Company would be distributed ratably among the holders of preferred stock.

Conversion

At the option of the holder thereof, each share of preferred stock was convertible, at the option of the holder at any time after the date of issuance into fully paid and non-assessable shares of common stock as determined by dividing the applicable original issue price for such series by the conversion price for such series. The conversion price was $0.05 for Series A and Series B.

Each share of preferred stock was to automatically be converted into shares of common stock at their respective conversion price immediately upon the earlier of (A) immediately prior to the closing of a firm commitment underwritten initial public offering pursuant to a registration statement under the Securities Act of 1933 covering the offering and sale of the Company’s common stock provided the aggregate gross proceeds to the Company and/or selling stockholders was not less than $30,000,000 prior to underwriters’ commissions and expenses, or (B) upon receipt of a written request for conversion from the holders of a majority of the voting power of the outstanding shares of preferred stock.

Voting

Each holder of preferred stock was entitled to the number of votes equal to the number of shares of common stock into which such holder’s shares of preferred stock could be converted as of the record date. The holders of shares of the preferred stock were entitled to vote on all matters on which the common stock was entitled to vote. The holders of preferred stock, voting as a separate class, were entitled to elect two members of the Board of Directors. The holders of common stock, voting as a separate class, were entitled to elect one member of the Board of Directors. Any additional members of the Board of Directors were to be elected by the holders of common stock and preferred stock, voting together as a single class.

Warrants for Convertible Preferred Stock

In connection with the loan and security agreement entered into in December 2008, the Company issued a warrant to purchase a total of 196,721 shares of Series A at an exercise price of $0.61 per share. The warrant had a contractual life of ten years and was exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrant on the date of issuance to be $54,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 79%, risk free interest rate of 2.7% and a contractual life of ten years. The warrant was to expire on December 2, 2018. The fair value of the warrant was recorded as a debt issuance cost in other assets and was amortized to interest expense over the draw down term of the loan. The entire amount of the warrant was amortized to interest expense in the year ended December 31, 2008. The fair value of the warrant was re-measured as of the date of the Merger, September 23, 2014, and December 31, 2013 and $10,000 and $7,000 were recorded to other income (expense), net, respectively, for the years ended December 31, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In connection with the Series A offering in 2009, the Company issued warrants to purchase 245,900 shares of Series A for $0.61 per share in April 2009. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the fair value of the warrants on the date of issuance to be $70,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 79%, risk free interest rate of 2.8% and a contractual life of ten years. The warrants were to expire on April 2, 2019. The fair value of the warrants was recorded as an equity issuance cost. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and December 31, 2013 and $12,000 and $9,000 were recorded to other income (expense), net, respectively, for the years ended December 31, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In connection with the loan and security agreement entered into in November 2010, the Company issued a warrant to purchase a total of 163,934 shares of Series A at an exercise price of $0.61 per share. The warrant had a contractual life of ten years and was exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrant on the date of issuance to be $47,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 79%, risk free interest rate of 2.9% and a contractual life of ten years. The warrant was to expire on November 19, 2020. The fair value of the warrant was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrant was re-measured as of the date of the Merger, September 23, 2014, and December 31, 2013 and $2,000 and $2,000 were recorded to other income (expense), net, respectively, for the years ended December 31, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In connection with the loan and security agreement entered into in April 2012, the Company issued a warrant to purchase a total of 73,770 shares of Series A at an exercise price of $0.61 per share. The warrant had a contractual life of ten years and was exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrant on the date of issuance to be $27,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 92%, risk free interest rate of 1.98% and a contractual life of ten years. The warrant was to expire on April 19, 2022. The fair value of the warrant was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrant was re-measured as of the date of the Merger, September 23, 2014, and December 31, 2013 and $3,000 and $2,000 was recorded to other income (expense), net, respectively, for the years ended December 31, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In May 2011, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 2,000,000 shares of Series B at an exercise price of $0.05 per share. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $84,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 3.2% and a contractual life of ten years. The warrants were to expire on May 9, 2021. The fair value of the warrants was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and December 31, 2013 and $2,000 and $6,000 were recorded to other income (expense), net, respectively, for the years ended December 31, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In June 2011, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 4,000,000 shares of Series B at an exercise price of $0.05 per share. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $168,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 3.2% and a contractual life of ten years. The warrants were to expire on June 30, 2021. The fair value of the warrants was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and December 31, 2013 and $4,000 and $12,000 were recorded to other income (expense), net, respectively, for the years ended December 31, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In September 2011, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 4,000,000 shares of Series B at an exercise price of $0.05 per share. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $168,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 2.0% and a contractual life of ten years. The warrants were to expire on September 9, 2021. The fair value of the warrants was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and December 31, 2013 and $0 and $12,000 was recorded to other income (expense), net, respectively, for the years ended December 31, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In November 2011, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 1,000,000 shares of Series B at an exercise price of $0.05 per share. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $42,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 2.1% and a contractual life of ten years. The warrants were to expire on November 30, 2021. The fair value of the warrants was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and December 31, 2013 and $1,000 and $2,000 were recorded to other income (expense), net, respectively, for the years ended December 31, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In December 2011, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 1,000,000 shares of Series B at an exercise price of $0.05 per share. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $41,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 1.8% and a contractual life of ten years. The warrants were to expire on December 19, 2021. The fair value of the warrants was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and December 31, 2013 and $1,000 and $2,000 were recorded to other income (expense), net, respectively, for the years ended December 31, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In January 2012, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 910,445 shares of Series B at an exercise price of $0.05 per share. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $37,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 1.8% and a contractual life of ten years. The warrants were to expire on January 31, 2022. The fair value of the warrants was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and December 31, 2013 and $4,000 and $2,000 were recorded to other income (expense), net, respectively, for the years ended December 31, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In February 2012, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 738,535 shares of Series B at an exercise price of $0.05 per share. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $31,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 1.98% and a contractual life of ten years. The warrants were to expire on February 27, 2022. The fair value of the warrants was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and December 31, 2013 and $3,000 and $1,000 were recorded to other income (expense), net, respectively, for the years ended December 31, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In April 2012, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 2,351,019 shares of Series B at an exercise price of $0.05 per share. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $99,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 2.0% and a contractual life of ten years. The warrants were to expire on April 16, 2022. The fair value of the warrants was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and December 31, 2013 and $9,000 and $5,000 were recorded to other income (expense), net, respectively, for the years ended December 31, 2014 and 2013. The warrants were extinguished in connection with the Merger.

Convertible preferred stock warrants outstanding as of December 31, 2013 were as follows:

				Number of
				Shares
	Series			Outstanding	Fair Value
	Exercisable	Expiration	Exercise	Under	December 31,
Issuance Date	for	Date	Price	Warrants	2013

December 2008	Series A	December 2, 2018	$0.61	196,721	$44,000
April 2009	Series A	April 2, 2019	0.61	245,900	58,000
November 2010	Series A	November 19, 2020	0.61	163,934	47,000
May 2011	Series B	May 6, 2021	0.05	2,000,000	54,000
June 2011	Series B	June 30, 2021	0.05	4,000,000	108,000
September 2011	Series B	September 9, 2021	0.05	4,000,000	108,000
November 2011	Series B	November 30, 2021	0.05	1,000,000	28,000
December 2011	Series B	December 19, 2021	0.05	1,000,000	28,000
January 2012	Series B	January 31, 2022	0.05	910,445	28,000
February 2012	Series B	February 28, 2022	0.05	738,535	23,000
April 2012	Series B	April 16, 2022	0.05	2,351,019	73,000
April 2012	Series A	April 19, 2022	0.61	73,770	25,000
				16,680,324	$624,000